PENSION AND POSTRETIREMENT BENEFIT	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
PENSION AND POSTRETIREMENT BENEFIT	PENSION AND POSTRETIREMENT BENEFIT
Savings Plans
American National sponsors a qualified defined contribution (401(k) plan) for all employees, and non-qualified defined contribution plans for certain employees whose otherwise eligible earnings exceed the statutory limits under the qualified plans.
The total expense associated with matching contributions to these plans was $11 million for 2022 (2021 - $Nil).
Pension Benefits
American National sponsors qualified and non-qualified defined benefit pension plans, all of which have been frozen. As such, no additional benefits are accrued through these plans for additional years of service credit or future salary increase credit, and no new participants are added to the plans. Benefits earned by eligible employees prior to the plans being frozen have not been affected.
The qualified pension plans are noncontributory. The plans provide benefits for salaried and management employees and corporate clerical employees subject to a collective bargaining agreement based on years of service and employee compensation. The non-qualified pension plans cover key employees and restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.
Amount recognized in the Statements of Financial Position consist of:

	Qualified		Non-qualified
AS AT DEC. 31 US$ MILLIONS	2022	2021	2022	2021
Reconciliation of benefit obligation
Obligation at beginning of year	$—	$—	$—	$—
Acquisition from business combination	343	—	55	—
Interest cost on projected benefit obligation	9	—	1	—
Actuarial (gain) loss	(10)	—	1	—
Benefits paid	(17)	—	(5)	—
Obligation at end of year	325	—	52	—
Reconciliation of fair value of plan assets
Fair value of plan assets at beginning of year	—	—	—	—
Acquisition from business combination	499	—	—	—
Actual return on plan assets	(8)	—	—	—
Employer contributions	—	—	5	—
Benefits paid	(17)	—	(5)	—
Fair value of plan assets at end of year	474	—	—	—
Funded status at end of year	$149	$—	$(52)	$—
The components of net periodic benefit cost for the defined benefit pension plans are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Interest cost	$10	$—	$—
Expected returns on plan assets	(13)	—	—
Net periodic cost (benefit)	$(3)	$—	$—
Amounts related to the defined benefit pension plans recognized as a component of accumulated other comprehensive income are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Actuarial gain (loss)	$(11)	$—	$—
Deferred tax benefit (expense)	2	—	—
Other comprehensive income (loss), net of tax	$(9)	$—	$—
The weighted average assumptions used are shown below:

	Used for Net Benefit Cost for year ended December 31, 2022	Used for Net Benefit Cost for year ended December 31, 2021
Discount rate	5%	—%
Long-term rate of return	6%	—%
American National’s funding policy for the qualified pension plans is to make annual contributions to meet the minimum funding standards of the Pension Protection Act of 2006. American National and its affiliates did not contribute to its qualified plans in 2022, 2021 and 2020 due to the substantial contribution over minimum funding standards of $60 million made in 2018. The benefits paid from the non-qualified plans were $5 million in 2022 (2021 - $Nil). Future payments from the non-qualified pension benefit plans will be funded out of general corporate assets.
The following table shows pension benefit payments expected to be paid:

2023	$46
2024	39
2025	31
2026	30
2027-2031	158
The investment policy for the retirement plan assets is designed to provide the highest return commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash and cash equivalents as necessary for liquidity, debt securities up to 100% and equity securities up to 75% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment may at the time of purchase be more than 5% of the total invested assets.
Postretirement Life and Health Benefits
Under American National’s various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.
The accrued postretirement benefit obligation, included in the liability for retirement benefits, was $7 million at December 31, 2022 (2021 - $Nil). These amounts were approximately equal to the unfunded accumulated postretirement benefit obligation.